Significant Accounting Policies - Derivative Financial Instruments (Details) - Cash Flow Hedges - Designated as Hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments
Notional amount	$ 4,750	$ 0
Ineffective amount	0
Other Current Assets
Derivative Financial Instruments
Derivative asset fair value	5
Accrued Liabilities
Derivative Financial Instruments
Derivative liability fair value	$ 23